CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) ₫ in Millions	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 VND (₫)	Dec. 31, 2020 VND (₫)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash on hand	₫ 1,279	$ 53,591	₫ 382		₫ 99
Cash at banks	4,000,993	167,644,054	4,271,060		2,574,817
Cash equivalents					450,000
Total cash and cash equivalents	4,002,272	167,697,645	4,271,442		3,024,916
Short-term restricted cash in short-term prepayments and other receivables	96,446	4,041,146
Long-term restricted cash in other non-current assets	660,363	27,669,614
Total cash, cash equivalents and restricted cash	₫ 4,759,081	$ 199,408,405	₫ 4,271,442	$ 178,976,033	₫ 3,024,916	₫ 827,742